Label	Element	Value
Innovator 20+ Year Treasury Bond 5 Floor ETF® - Quarterly | iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $0.23 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.60%
Innovator 20+ Year Treasury Bond 5 Floor ETF® - Quarterly | iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $86.48 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.40%
Innovator 20+ Year Treasury Bond 5 Floor ETF® - Quarterly | iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $114.34 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%